Provision For Lease Return Costs For Aircraft And Engines	12 Months Ended
Dec. 31, 2020
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Provision For Lease Return Costs For Aircraft And Engines
37	PROVISION FOR LEASE RETURN COSTS FOR AIRCRAFT AND ENGINES
Details of provision for lease return costs for aircraft and engines are as follows:

	2020	2019
	RMB million	RMB million
At January 1	7,178	6,560
Accrual	283	702
Utilization	(471)	(84)

At December 31	6,990	7,178
Less: current portion	(24)	(519)

Non-current portion	6,966	6,659